Financial Instruments Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Jan. 01, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Net Investment in Lease, Allowance for Credit Loss	$ 25,959	$ 11,520	$ 11,055	$ 25,959	$ 11,155
Net Investment in Lease, Credit Loss Expense (Reversal)	14,439	465	(100)
Financing Receivable, Credit Loss, Expense (Reversal)	22,130	(163)	8,880
Financing Receivable, Allowance for Credit Loss	84,147	62,017	62,180	84,147	53,300
Loans Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Accounts and Financing Receivable, Allowance for Credit Loss	4,674	3,797	3,714	4,674	3,714
Financing Receivable, Credit Loss, Expense (Reversal)	877	83	0
Financial Guarantee [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Off-Balance Sheet, Credit Loss, Liability	1,566	1,851	2,139	1,566	2,139
Off-Balance Sheet, Credit Loss, Liability, Credit Loss Expense (Reversal)	(285)	(288)	0
Equity Method Investments [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net Investment in Lease, Allowance for Credit Loss	51,948	44,849	45,272	51,948	$ 36,292
Net Investment in Lease, Credit Loss Expense (Reversal)	7,099	$ (423)	$ 8,980
Teekay LNG
Financing Receivable, Allowance for Credit Loss [Line Items]
Total credit loss expense (reversal)	13,800			14,200
Teekay LNG | Sales-Type or Direct Financing [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Total credit loss expense (reversal)	$ 7,100			$ 15,700
Bahrain LNG Joint Venture [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Lessor, Direct Financing Lease, Term of Contract	20 years			20 years